Other Current Liabilities (Details) - Schedule of other current liabilities - Manscaped Holdings, LLC [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Current Liabilities (Details) - Schedule of other current liabilities [Line Items]
Short-term share-based compensation liability		$ 4,440
Taxes, other than income taxes	3,793	3,796	1,528
Income taxes payable	592	1,368
Goods received not invoiced	8,901	1,320	1,779
Refunds and warranties reserve	1,660	1,227	186
Media accrual	636	1,053	412
Freight and fulfillment	2,746	1,020	14
Deferred revenue	1,013	914
Payroll and related	1,101	581	72
Professional fees	1,569
Other	1,280	335	170
Other current liabilities total	$ 23,291	$ 16,054	$ 4,420